SCHEDULE OF REVENUE OPERATIONS BY GEOGRAPHICAL AREA (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Total	$ 18,659,141	$ 19,999,294	$ 23,986,146
Freight Commission [Member]
Disaggregation of Revenue [Line Items]
Total	16,458,469	17,961,698	22,246,934
Demurrage Commission [Member]
Disaggregation of Revenue [Line Items]
Total	1,430,714	1,628,297	1,197,918
Deviation and Other Commission [Member]
Disaggregation of Revenue [Line Items]
Total	319,958	409,299	283,794
Sale of Vessel Commission [Member]
Disaggregation of Revenue [Line Items]
Total	450,000		257,500
SINGAPORE
Disaggregation of Revenue [Line Items]
Total	18,130,709	19,853,474	23,986,146
SINGAPORE | Freight Commission [Member]
Disaggregation of Revenue [Line Items]
Total	15,956,382	17,817,281	22,246,934
SINGAPORE | Demurrage Commission [Member]
Disaggregation of Revenue [Line Items]
Total	1,412,551	1,626,894	1,197,918
SINGAPORE | Deviation and Other Commission [Member]
Disaggregation of Revenue [Line Items]
Total	311,776	409,299	283,794
SINGAPORE | Sale of Vessel Commission [Member]
Disaggregation of Revenue [Line Items]
Total	450,000		257,500
Dubai [Member]
Disaggregation of Revenue [Line Items]
Total	528,432	145,820
Dubai [Member] | Freight Commission [Member]
Disaggregation of Revenue [Line Items]
Total	502,087	144,417
Dubai [Member] | Demurrage Commission [Member]
Disaggregation of Revenue [Line Items]
Total	18,163	1,403
Dubai [Member] | Deviation and Other Commission [Member]
Disaggregation of Revenue [Line Items]
Total	8,182
Dubai [Member] | Sale of Vessel Commission [Member]
Disaggregation of Revenue [Line Items]
Total